UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 02608)

Exact name of registrant as specified in charter:	Putnam Money Market Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2014

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments:

Putnam Money Market Fund

The fund's portfolio
6/30/14 (Unaudited)

COMMERCIAL PAPER (29.4%)(a)
	Yield (%)	Maturity date		Principal amount	Value

American Honda Finance Corp.	0.110	7/7/14		$5,800,000	$5,799,894

American Honda Finance Corp.	0.100	8/21/14		7,300,000	7,298,966

Australia & New Zealand Banking Group, Ltd. 144A (Australia)	0.222	2/25/15		2,000,000	2,000,000

Australia & New Zealand Banking Group, Ltd. 144A (Australia)	0.221	9/5/14		17,500,000	17,500,000

Bank of America, NA, Ser. GLOB	0.170	7/21/14		11,500,000	11,500,255

BMW US Capital, LLC	0.100	7/14/14		6,500,000	6,499,765

BPCE SA (France)	0.200	8/1/14		6,625,000	6,623,859

Chevron Corp.	0.110	9/17/14		13,025,000	13,021,896

Coca-Cola Co. (The)	0.200	7/21/14		10,500,000	10,498,833

Coca-Cola Co. (The) 144A	0.150	9/9/14		9,500,000	9,497,229

COFCO Capital Corp. (Rabobank Nederland/NY (LOC))	0.180	7/15/14		8,600,000	8,599,398

Commonwealth Bank of Australia 144A (Australia)	0.221	12/5/14		10,775,000	10,775,000

Commonwealth Bank of Australia 144A (Australia)	0.181	10/1/14		9,300,000	9,300,000

DnB Bank ASA 144A (Norway)	0.230	10/7/14		12,075,000	12,067,440

DnB Bank ASA 144A (Norway)	0.140	8/4/14		8,200,000	8,198,296

Export Development Canada (Canada)	0.140	8/5/14		7,450,000	7,448,986

General Electric Capital Corp.	0.180	12/15/14		19,000,000	18,984,135

HSBC Bank PLC 144A (United Kingdom)	0.234	10/3/14		3,925,000	3,925,000

HSBC USA, Inc. (United Kingdom)	0.261	9/12/14		11,850,000	11,843,752

HSBC USA, Inc. (United Kingdom)	0.240	10/6/14		4,575,000	4,572,042

Mitsubishi UFJ Trust & Banking Corp./NY 144A	0.230	10/10/14		7,400,000	7,395,225

Nestle Capital Corp.	0.170	7/8/14		10,500,000	10,499,653

Nordea Bank AB (Sweden)	0.230	10/6/14		1,750,000	1,748,915

Nordea Bank AB 144A (Sweden)	0.210	9/9/14		10,000,000	9,995,917

Procter & Gamble Co. (The)	0.150	10/27/14		9,375,000	9,370,391

Procter & Gamble Co. (The) 144A	0.100	9/16/14		10,000,000	9,997,433

Prudential PLC (United Kingdom)	0.150	7/30/14		13,125,000	13,123,414

Rabobank USA Financial Corp. (Netherlands)	0.160	7/10/14		4,250,000	4,249,830

Roche Holdings, Inc. 144A (Switzerland)	0.100	8/5/14		19,025,000	19,023,150

Skandinaviska Enskilda Banken AB (Sweden)	0.185	8/5/14		9,700,000	9,698,255

Skandinaviska Enskilda Banken AB (Sweden)	0.160	7/14/14		3,250,000	3,249,812

Standard Chartered Bank/New York 144A	0.190	8/7/14		8,500,000	8,498,340

Standard Chartered Bank/New York 144A	0.190	7/3/14		5,000,000	4,999,947

State Street Corp.	0.180	12/1/14		11,500,000	11,491,203

State Street Corp.	0.150	11/6/14		7,700,000	7,695,893

Sumitomo Mitsui Banking Corp. (Japan)	0.170	7/22/14		13,404,000	13,402,671

Svenska Handelsbanken, Inc. (Sweden)	0.200	10/22/14		2,000,000	1,998,744

Swedbank AB (Sweden)	0.175	9/19/14		13,000,000	12,994,944

Toyota Motor Credit Corp.	0.200	9/8/14		13,975,000	13,969,643

Toyota Motor Credit Corp.	0.190	12/1/14		5,325,000	5,320,700

Westpac Banking Corp. 144A (Australia)	0.215	9/19/14		2,925,000	2,925,000

Westpac Banking Corp. 144A (Australia)	0.201	8/7/14		8,750,000	8,750,009

Total commercial paper (cost $376,353,835)					$376,353,835

REPURCHASE AGREEMENTS (26.5%)(a)
				Principal amount	Value

Interest in $357,933,000 joint tri-party repurchase agreement dated 6/30/14 with Citigroup Global Markets, Inc./Salomon Brothers due 7/1/14 - maturity value of $113,553,315 for an effective yield of 0.10% (collateralized by a mortgage backed security and various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 5.500% and due dates ranging from 6/30/15 to 2/15/44, valued at $365,091,754)				$113,553,000	$113,553,000

Interest in $249,954,000 joint tri-party repurchase agreement dated 6/30/14 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 7/1/14 - maturity value of $113,000,314 for an effective yield of 0.10% (collateralized by a mortgage backed security with a coupon rate of 4.000% and a due date of 6/1/42, valued at $254,953,081)				113,000,000	113,000,000

Interest in $200,000,000 joint tri-party repurchase agreement dated 6/30/14 with RBC Capital Markets, LLC due 7/1/14 - maturity value of $113,000,283 for an effective yield of 0.09% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 5.000% and due dates ranging from 1/1/28 to 3/1/44, valued at $204,000,510)				113,000,000	113,000,000

Total repurchase agreements (cost $339,553,000)					$339,553,000

MUNICIPAL BONDS AND NOTES (11.7%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

Illinois (1.5%)

University of Chicago Commercial Paper, Ser. A	0.132	10/6/14	P-1	$10,900,000	$10,895,597

University of Chicago Commercial Paper, Ser. A	0.130	9/8/14	P-1	7,725,000	7,723,075

					18,618,672
Indiana (0.8%)

Saint Joseph County (University of Notre Dame Du Lac) Commercial Paper	0.162	8/6/14	P-1	10,000,000	9,998,400

					9,998,400
Maryland (1.5%)
Johns Hopkins University Commercial Paper, Ser. A	0.090	8/7/14	P-1	2,000,000	1,999,930
Johns Hopkins University Commercial Paper, Ser. C	0.130	9/17/14	P-1	3,500,000	3,500,000
Johns Hopkins University Commercial Paper, Ser. C	0.130	9/17/14	P-1	3,487,000	3,487,000
Johns Hopkins University Commercial Paper, Ser. C	0.130	9/10/14	P-1	6,000,000	6,000,000
Johns Hopkins University Commercial Paper, Ser. C	0.120	9/9/14	P-1	4,875,000	4,875,000

					19,861,930
Massachusetts (1.5%)

President and Fellows of Harvard College Commercial Paper	0.160	12/8/14	P-1	14,958,000	14,947,363

President and Fellows of Harvard College Commercial Paper	0.140	9/8/14	P-1	3,754,000	3,752,993

					18,700,356
Michigan (1.0%)

Trinity Health Corporation Commercial Paper	0.124	9/10/14	P-1	12,775,000	12,771,805

					12,771,805
New York (0.5%)

Trustees of Columbia University in the City of New York Commercial Paper	0.120	9/25/14	P-1	6,350,000	6,350,000

					6,350,000
North Carolina (1.5%)

Duke University Commercial Paper, Ser. B-98	0.110	8/12/14	P-1	19,425,000	19,422,507

					19,422,507
Texas (3.2%)

Board of Regents of Texas Tech University Revenue Financing System Commercial Paper, Ser. A	0.150	9/10/14	P-1	11,450,000	11,450,000

Board of Regents of Texas Tech University Revenue Financing System Commercial Paper, Ser. A	0.090	8/6/14	P-1	3,025,000	3,024,972

Board of Regents of The Texas A&M University Revenue Financing System Commercial Paper, Ser. B	0.130	8/4/14	P-1	9,500,000	9,500,000

Harris County Health Facilities Development Authority VRDN (Texas Childrens Hospital), Ser. B-1(M)	0.050	10/1/29	VMIG1	3,530,000	3,530,000

University of Texas System Board of Regents Revenue Financing System Commercial Paper, Ser. A	0.090	7/7/14	P-1	13,937,000	13,937,000

					41,441,972
Virginia (0.2%)

Regents of University of Virginia Commercial Paper, Ser. 03-A	0.090	8/7/14	P-1	3,000,000	2,999,894

					2,999,894

Total municipal bonds and notes (cost $150,165,536)					$150,165,536

ASSET-BACKED COMMERCIAL PAPER (10.2%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Bedford Row Funding Corp.	0.321	9/25/14		$2,025,000	$2,023,452

Chariot Funding, LLC	0.170	10/9/14		3,300,000	3,298,442

Chariot Funding, LLC	0.170	8/27/14		6,200,000	6,198,331

Chariot Funding, LLC	0.130	8/28/14		5,350,000	5,348,847

Fairway Finance, LLC 144A FRN (Canada)	0.172	10/6/14		9,350,000	9,350,000

Gemini Securitization Corp., LLC	0.210	7/14/14		6,425,000	6,424,513

Jupiter Securitization Co., LLC	0.180	7/1/14		2,925,000	2,925,000

Jupiter Securitization Co., LLC	0.158	8/22/14		7,490,000	7,488,294

Jupiter Securitization Co., LLC	0.100	7/7/14		2,850,000	2,849,953

Liberty Street Funding, LLC (Canada)	0.170	7/7/14		2,425,000	2,424,931

Manhattan Asset Funding Co., LLC (Japan)	0.170	7/28/14		3,500,000	3,499,554

MetLife Short Term Funding, LLC	0.180	9/15/14		20,000,000	19,992,400

Old Line Funding, LLC 144A	0.182	8/6/14		21,250,000	21,250,000

Regency Markets No. 1, LLC	0.140	7/14/14		3,250,000	3,249,836

Regency Markets No. 1, LLC 144A	0.140	7/15/14		8,550,000	8,549,535

Thunder Bay Funding, LLC	0.170	8/12/14		3,250,000	3,249,355

Thunder Bay Funding, LLC 144A	0.190	8/25/14		16,400,000	16,395,239

Working Capital Management Co. (Japan)	0.140	7/14/14		6,450,000	6,449,674

Total asset-backed commercial paper (cost $130,967,356)					$130,967,356

CERTIFICATES OF DEPOSIT (9.0%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Bank of Nova Scotia/Houston FRN	0.221	9/4/14		$17,500,000	$17,500,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (Japan)	0.245	11/10/14		12,200,000	12,189,054

Canadian Imperial Bank of Commerce/New York, NY FRN	0.363	8/11/14		5,350,000	5,350,977

Canadian Imperial Bank of Commerce/New York, NY FRN	0.224	6/17/15		13,750,000	13,750,000

JPMorgan Chase Bank	0.420	8/11/14		2,500,000	2,500,767

National Australia Bank, Ltd. FRN (Australia)	0.217	2/26/15		10,300,000	10,300,000

Sumitomo Mitsui Banking Corp./New York (Japan)	0.250	10/22/14		1,450,000	1,450,000

Svenska Handelsbanken/New York, NY (Sweden)	0.175	9/8/14		2,105,000	2,105,000

Svenska Handelsbanken/New York, NY FRN (Sweden)	0.401	12/19/14		14,825,000	14,837,490

Toronto-Dominion Bank/NY (Canada)	0.600	3/3/15		1,000,000	1,002,369

Toronto-Dominion Bank/NY FRN (Canada)	0.214	11/18/14		13,500,000	13,500,000

U.S. Bank, NA/Cincinnati, OH	0.140	9/2/14		12,000,000	12,000,000

Westpac Banking Corp./NY FRN (Australia)	0.258	7/18/14		9,500,000	9,500,000

Total certificates of deposit (cost $115,985,657)					$115,985,657

MUTUAL FUNDS (4.0%)(a)
				Shares	Value

Putnam Money Market Liquidity Fund 0.07%(AFF)				51,735,503	$51,735,503

Total mutual funds (cost $51,735,503)					$51,735,503

CORPORATE BONDS AND NOTES (3.5%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes FRN, Ser. MTN	1.077	11/24/14		$3,500,000	$3,512,960

National Australia Bank, Ltd. 144A sr. unsec. notes FRN (Australia)	0.528	1/22/15		9,500,000	9,516,874

Nordea Bank AB 144A sr. unsec. unsub. notes, Ser. 2 (Sweden)	3.700	11/13/14		7,050,000	7,138,479

Toronto-Dominion Bank (The) sr. unsec. notes FRN, Ser. MTN (Canada)	0.403	5/1/15		2,883,000	2,887,395

U.S. Bank, NA/Cincinnati, OH unsec. sub. notes FRN, Ser. BKNT	0.507	10/14/14		7,300,000	7,305,618

Wells Fargo & Co. sr. unsec. notes FRN	1.154	6/26/15		4,107,000	4,141,539

Wells Fargo Bank, NA sr. unsec. notes FRN, Ser. MTN(M)	0.321	7/15/19		11,000,000	10,999,998

Total corporate bonds and notes (cost $45,502,863)					$45,502,863

U.S. TREASURY OBLIGATIONS (2.2%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

U.S. Treasury Notes FRN	0.094	4/30/16		$13,050,000	$13,050,790
U.S. Treasury Notes FRN	0.070	1/31/16		14,700,000	14,696,651

Total U.S. treasury obligations (cost $27,747,441)					$27,747,441

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.8%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Federal Home Loan Bank unsec. discount notes	0.065	8/1/14		$14,000,000	13,998,553

Federal Home Loan Mortgage Corp. unsec. discount notes	0.120	7/1/14		8,630,000	8,630,000

Total U.S. government agency obligations (cost $22,628,553)					$22,628,553

TIME DEPOSITS (1.5%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	0.080	7/1/14		$19,000,000	$19,000,000

Total time deposits (cost $19,000,000)					$19,000,000

BANKERS ACCEPTANCES (0.3%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

JPMorgan Chase Bank	0.130	7/28/14		$3,399,000	$3,398,669

Total bankers acceptances (cost $3,398,669)					$3,398,669

TOTAL INVESTMENTS

Total investments (cost $1,283,038,413)(b)					$1,283,038,413

Key to holding's abbreviations
BKNT	Bank Note
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
LOC	Letter of Credit
MTN	Medium Term Notes
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2013 through June 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,282,289,484.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$58,235,503	$—	$6,500,000	$24,509	$51,735,503

	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(M)	The security's effective maturity date is less than one year.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	75.0%
	Australia	6.3
	Sweden	5.0
	Japan	2.9
	Canada	2.8
	United Kingdom	2.6
	Norway	1.6
	Switzerland	1.5
	Cayman Islands	1.5
	France	0.5
	Netherlands	0.3

	Total	100.0%
	Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$130,967,356	$—
Bankers acceptances	—	3,398,669	—
Certificates of deposit	—	115,985,657	—
Commercial paper	—	376,353,835	—
Corporate bonds and notes	—	45,502,863	—
Municipal bonds and notes	—	150,165,536	—
Mutual funds	51,735,503	—	—
Repurchase agreements	—	339,553,000	—
Time deposits	—	19,000,000	—
U.S. government agency obligations	—	22,628,553	—
U.S. treasury obligations	—	27,747,441	—

Totals by level	$51,735,503	$1,231,302,910	$—

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Citigroup Global Markets, Inc./Salomon Brothers	Merrill Lynch, Pierce, Fenner and Smith Inc.	RBC Capital Markets, LLC	Total

	Assets:
	Repurchase agreements	$ 113,553,000	$113,000,000	$113,000,000	$339,553,000

	Total Assets	$113,553,000	$113,000,000	$113,000,000	$339,553,000

	Liabilities:

	Total Liabilities	$—	$—	$—	$—

	Total Financial and Derivative Net Assets	$113,553,000	$113,000,000	$113,000,000	$339,553,000
	Total collateral received (pledged)##†	$113,553,000	$113,000,000	$113,000,000
	Net amount	$—	$—	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 27, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 27, 2014